Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Income Taxes at the Effective Statutory Rate and the Provision for Income Taxes

The items accounting for the difference between income taxes at the effective statutory rate and the provision for income taxes for the years ended December 31, 2024 and 2023 was as follows:

	Year Ended	Year Ended
	December 31, 2024	December 31, 2023
Income tax benefit at U.S. statutory rate	$(488,227)	$(777,143)
Income tax benefit – state	(151,118)	(240,544)
Permanent differences	2,328	29,510
Deferred tax true-up	33,552	-
Change in valuation allowance	603,465	988,177
Total provision for income tax	$-	$-

Schedule of Net Deferred Tax Asset

The Company’s approximate net deferred tax asset as of December 31, 2024 and 2023 is as follows:

	December 31, 2024	December 31, 2023
Deferred Tax Asset:
Net operating loss carryforward	$2,958,758	$2,355,293
Capitalized research and development costs	751,967	183,272
Total deferred tax asset before valuation allowance	3,710,726	2,538,565
Valuation allowance	(3,710,726)	(2,538,565)
Net deferred tax asset	$-	$-